Supplemental information - Components of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental Information [Line Items]
Cash on deposit with financial institutions	$ 5,901	$ 6,777
Guaranteed investment certificates	127	127
Cash and cash equivalents	$ 6,028	$ 6,904	$ 29,028